STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Options outstanding
Number outstanding (in shares) | shares	10,593,645	9,860,208	6,494,001
Weighted average remaining contractual life (years)	6 years 3 months
Weighted average exercise price (in dollars per share)	$ 63.88	$ 63.58	$ 61.62
Options outstanding
Number exercisable (in shares) | shares	4,749,678	3,440,894
Weighted average exercise price (in dollars per share)	$ 62.86	$ 61.84
$42.85 - $44.99
Options outstanding
Number outstanding (in shares) | shares	129,697
Weighted average remaining contractual life (years)	9 months
Weighted average exercise price (in dollars per share)	$ 44.10
Options outstanding
Number exercisable (in shares) | shares	129,697
Weighted average exercise price (in dollars per share)	$ 44.10
$42.85 - $44.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	42.85
$42.85 - $44.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Options outstanding
Number outstanding (in shares) | shares	144,552
Weighted average remaining contractual life (years)	1 year 10 months 20 days
Weighted average exercise price (in dollars per share)	$ 49.95
Options outstanding
Number exercisable (in shares) | shares	144,552
Weighted average exercise price (in dollars per share)	$ 49.95
$45.00 - $49.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 49.99
$55.00 - $59.99
Options outstanding
Number outstanding (in shares) | shares	1,577,172
Weighted average remaining contractual life (years)	5 years 8 months 15 days
Weighted average exercise price (in dollars per share)	$ 58.42
Options outstanding
Number exercisable (in shares) | shares	1,357,455
Weighted average exercise price (in dollars per share)	$ 58.41
$55.00 - $59.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	55.00
$55.00 - $59.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Options outstanding
Number outstanding (in shares) | shares	2,716,292
Weighted average remaining contractual life (years)	4 years 7 months 24 days
Weighted average exercise price (in dollars per share)	$ 62.44
Options outstanding
Number exercisable (in shares) | shares	1,637,935
Weighted average exercise price (in dollars per share)	$ 62.53
$60.00 - $64.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $69.99
Options outstanding
Number outstanding (in shares) | shares	6,025,932
Weighted average remaining contractual life (years)	7 years 3 months 29 days
Weighted average exercise price (in dollars per share)	$ 66.71
Options outstanding
Number exercisable (in shares) | shares	1,480,039
Weighted average exercise price (in dollars per share)	$ 70.20
$65.00 - $69.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $69.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 69.99